Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

Note 9. Stock-based Compensation

Stock Options

In September 2009, the Company’s board of directors approved the 2009 Stock Incentive Plan (the “2009 Plan”) which provided for the grant of incentive stock options to employees and non-statutory stock options to directors, consultants, and non-employees of the Company. The aggregate common shares issuable were 3,911,138 under the 2009 Plan, as amended. The 2009 Plan terminated in July 2019 effective upon the completion of the Company’s IPO. No additional options will be granted under the 2009 Plan. At September 30, 2019, there were 3,839,545 options and restricted stock units (“RSUs”) outstanding under the 2009 Plan.

In May 2019, the board of directors approved the 2019 Stock Option and Incentive Plan (the “2019 Plan”) which became effective on June 26, 2019, the date immediately prior to the date on which the registration statement related to the IPO was declared effective by the SEC. The 2019 Plan will expire in May 2029. Under the 2019 Plan, the Company may grant incentive stock options, non-statutory stock options, restricted stock awards, RSUs and other stock-based awards. There were 1,709,832 shares of the Company’s common stock initially reserved for issuance under the 2019 Plan. In addition, the number of shares of common stock that may be issued under the 2019 Plan will automatically increase on January 1, 2020 and each January 1 thereafter by 4% of the number of shares of common stock outstanding on the immediately preceding December 31, subject to limitation. As of September 30, 2019, there were 772,308 common shares available for issuance and 937,524 options outstanding under the 2019 Plan.

Options under the 2019 Plan generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the board of directors and expire ten years from the grant date. In general, awards typically vest in four years, but vesting conditions can vary based on the discretion of the Company’s board of directors.

A summary of the Company’s stock option activity and related information is as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2018	2,310,369	$4.49	7.1	$6,420
Granted	2,554,146	11.93
Exercised	(38,961)	0.11
Forfeited	(153,648)	5.00

Outstanding as of September 30, 2019	4,671,906	8.58	8.2	36,423

Options vested and expected to vest as of September 30, 2019	4,671,906	$8.58	8.2	$36,423
Options exercisable as of September 30, 2019	3,111,295	$8.00	7.7	$26,147

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock as of September 30, 2019.

As of September 30, 2019, there was $6.1 million of unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 2.6 years.

The fair value of all option activity was estimated at the date of grant using the Black-Scholes model with the following assumptions:

Nine Months Ended September 30,
2019
Fair value of options	$3.83 - 8.05
Fair value of common stock	$9.20 - 20.02
Expected term (in years)	5.02 - 6.16
Expected volatility	43.57% - 44.41%
Risk-free interest rate	1.76% - 2.44%
Expected dividend yield	0.00%

On May 16, 2019, the Company issued 105,163 fully vested restricted common stock units. The average grant date fair value was $10.97 per share. As of September 30, 2019, there was no unrecognized compensation expense related to unvested RSUs.

Warrants

In October 2016, PureTech Health, a related party, agreed to provide management services to the Company in exchange for a warrant to purchase up to 19,998 shares of the Company’s common stock. The warrants vested monthly as services were performed over a 24-month period and had a purchase price of $2.92 per share. The total expense for the three and nine months ended September 30, 2018 for the warrant was less than $0.1 million. The warrant was fully vested as of October 2018.

In August 2018, PureTech Health exercised the warrant to purchase 12 shares resulting in proceeds to the Company of less than $0.1 million. In March 2019, PureTech Health exercised the warrant to purchase the remaining 19,986 shares resulting in proceeds to the Company of $0.1 million. There are no outstanding warrants as of September 30, 2019.

Stock-based Compensation Expense

Stock-based compensation expense is classified in the statements of operations for the three and nine months ended September 30, 2019 and 2018 as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$147	$28	$371	$71
General and administrative	1,496	378	$11,217	446

Total stock based compensation expense	$1,642	$406	$11,587	$517

Note 9. Stock-based Compensation

2009 Stock Incentive Plan

In September 2009, the Company’s board of directors approved the 2009 Stock Incentive Plan (the “2009 Plan”) which provides for the grant of incentive stock options to employees and nonstatutory stock options to directors, consultants, and non-employees of the Company up to an aggregate of 1,298,700 shares of the Company’s common stock. The board of directors approved increasing the aggregate shares to 1,412,336 on April 30, 2011. In August 2018, in conjunction with the issuance of Series A Preferred Stock, the Company approved an increase in the aggregate common shares issuable to 2,453,074. A total of 142,705 shares remained available for issuance under the 2009 Plan as of December 31, 2018. In March 2019, in conjunction with the issuance of Series B Preferred Stock, the Company approved to increase the aggregate common shares issuable to 3,911,138.

Options generally vest based on the grantee’s continued service with the Company during a specified period following a grant as determined by the board of directors and expire ten years from the grant date. In general, awards typically vest in four years, but vesting conditions can vary based on the discretion of the Company’s board of directors.

A summary of the Company’s stock option activity and related information is as follows:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2016	953,797	$0.81	5.6	$4,425
Granted	146,427	5.45
Exercised	-	-
Forfeited	-	-

Outstanding as of December 31, 2017	1,100,224	1.43	5.2	6,170

Granted	1,231,573	7.24
Exercised	-	-
Forfeited	(21,428)	5.45

Outstanding as of December 31, 2018	2,310,369	4.49	7.1	6,420

Options vested and expected to vest as of December 31, 2018	2,310,369	$4.49	7.1	$6,420
Options exercisable as of December 31, 2018	1,109,247	1.93	4.5	5,921

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock, as determined by the Board of Directors, as of December 31, 2018.

As of December 31, 2018, there was $3.8 million of unrecognized compensation cost, which is expected to be recognized over a weighted-average period of 2.1 years.

The fair value of all option activity was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2017	2018
Fair value of options	$2.69 - $2.71	$3.46 - $4.23
Fair value of common stock	$5.45	$7.04 - $7.27
Expected term (in years)	6.03 - 6.16	5.65 - 9.34
Expected volatility	49.41% - 50.35%	45.57% - 48.84%
Risk-free interest rate	1.84% - 2.13%	2.69% - 3.04%
Expected dividend yield	0.00%	0.00%

Warrants

In October 2016, PureTech Health, a related party, agreed to provide management services to the Company in exchange for a warrant to purchase up to 19,998 shares of the Company’s common stock. The warrant vests monthly as services are performed over a 24-month period and has a purchase price of $2.92 per share. The total expense for the years ended December 31, 2017 and 2018 for the warrant was less than $0.1 million. As of December 31, 2018, there was $0 of unrecognized compensation cost related to the warrants, as the warrant was fully vested.

In August 2018, PureTech Health exercised the warrant to purchase 12 shares resulting in proceeds to the Company of less than $0.1 million.

Stock-based Compensation Expense

Stock-based compensation expense is classified in the statements of operations for the years ended December 31, 2017 and 2018 as follows (in thousands):

	Year Ended December 31,
	2017	2018
Research and development	$49	$107
General and administrative	131	851

Total stock based compensation expense	$180	$958